Capital assets	12 Months Ended
Dec. 31, 2019
Capital assets.
Capital assets

6. Capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2019	2018
Balance at January 1	5,316,873	3,337,965
Acquisitions	38,472	1,975,327
Additions	486,677	503,842
Increase in right-of-use assets	12,348	98,343
Transfers from exploration and evaluation assets	27,918	29,615
Impairment	(46,056)	—
Depletion and depreciation	(657,863)	(605,994)
Changes in asset retirement obligations	(10,354)	(100,876)
Foreign exchange	(152,395)	78,651
Balance at December 31	5,015,620	5,316,873

Cost	9,604,933	9,202,604
Accumulated depletion, depreciation, and impairment	(4,589,313)	(3,885,731)
Carrying amount at December 31	5,015,620	5,316,873

Right-of-use assets

The following table discloses the carrying balance and depreciation charge relating to right-of-use assets by class of underlying asset as at and for the year ended December 31, 2019:

	As at Dec 31, 2019		As at Dec 31, 2018
($M)	Depreciation	Balance	Depreciation	Balance
Office space	9,745	53,777	9,119	62,279
Gas processing facilities	7,089	34,701	5,491	41,788
Oil storage facilities	2,633	16,803	2,728	20,758
Vehicles and equipment	3,209	10,327	2,020	9,121
Total	22,676	115,608	19,358	133,946

2019 impairment

As a result of declining natural gas price forecasts in Ireland during the year ended December 31, 2019 an indication of impairment was identified in the Ireland CGU.  This resulted in the performance of an impairment test whereby the Company determined that the carrying amount exceeded its recoverable amount.  A non-cash impairment charge of $46.1 million was recorded in the consolidated statement of net earnings.

The recoverable amount was determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves using forecasted price and cost estimates and an after-tax discount rate of 9.0%.

The following price estimates as issued by Sproule and effective January 1, 2020 were applied:

NBP (€/mmbtu)	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029
Sproule	5.58	5.51	5.54	5.65	5.77	5.88	6.00	6.12	6.24	6.37

Changes in any of the key judgments, such as a revision in reserves, changes in forecast commodity prices, foreign exchange rates, capital or operating costs would impact the estimated recoverable amount.  As at December 31, 2019, a 1% increase in the assumed after-tax discount rate would reduce the estimated recoverable amount by $14.7 million (resulting in a $60.8 million impairment) while a 5% decrease in revenues (due to a decrease in commodity price forecasts or reserve estimates) would reduce the estimated recoverable amount by $28.6 million (resulting in a $74.7 million impairment).